BUSINESS COMBINATION (Details - XFC) - Xin Feng Construction Co Ltd [Member]	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash and bank balance	$ 857,555
Trade receivables	318,487
Inventory	1,608,301
Prepaid expenses and other current assets	877,809
Plant and equipment, net	50,567
Other non-current assets	458,392
Notes payable	(187,447)
Bank borrowing	(532,824)
Other payables and accrued liabilities	(55,917)
Income tax payable	(285,186)
Advance receipts	(1,285,777)
Goodwill	332,040
Net assets acquired	$ 2,156,000